Significant accounting policies, judgements, estimates and assumptions - Significant judgement: accounting for interests in other entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Investments in associates	$ 21,001	$ 18,975
Rosneft
Disclosure of associates [line items]
Voting shares held in associate	19.75%
Proportion of Economic Interest in Associate	22.03%	22.03%
Investments in associates	$ 14,354	$ 11,808
Rosneft | JSC Rosneftegaz
Disclosure of associates [line items]
Voting shares held in associate	40.40%	40.40%
Aker BP [Member]
Disclosure of associates [line items]
Voting shares held in associate	27.85%
Estimate at acquisition date of proportion of voting rights held in associate	15.90%
Aker BP [Member] | Assets and liabilities classified as held for sale [member]
Disclosure of associates [line items]
Investments in associates	$ 600